Debt and Credit Facilities	12 Months Ended
Dec. 31, 2017
Disclosure of borrowing costs [Abstract]
Debt and Credit Facilities
Debt and Credit Facilities

Short-term Debt	December 31, 2017	December 31, 2016
($ millions)
Commercial paper(1)	200	200
(1) The commercial paper is supported by the Company's syndicated credit facilities and the Company is authorized to issue commercial paper up to a maximum of $1.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2017 was 1.40 percent per annum (December 31, 2016 – 0.93 percent).

		Canadian $ Amount		U.S. $ Denominated
Long-term Debt	Maturity	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
($ millions)
Long-term debt
6.15% notes(1)(3)	2019	376	403	300	300
7.25% notes(1)(4)	2019	939	1,007	750	750
5.00% notes(5)	2020	400	400	—	—
3.95% notes(1)(4)	2022	626	671	500	500
4.00% notes(1)(4)	2024	939	1,007	750	750
3.55% notes(5)	2025	750	750	—	—
3.60% notes(5)	2027	750	—	—	—
6.80% notes(1)(4)	2037	484	519	387	387
Debt issue costs(2)		(24)	(23)	—	—
Unwound interest rate swaps (note 24)(6)		—	2	—	—
Long-term debt		5,240	4,736	2,687	2,687
Long-term debt due within one year
6.20% notes(1)(4)	2017	—	403	—	300
Long-term debt due within one year		—	403	—	300

(1)
All of the Company’s U.S. dollar denominated debt is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 24 for Foreign Currency Risk Management.

(2)	Calculated using the effective interest rate method.
(3) The 6.15% notes represent unsecured securities under a trust indenture dated June 14, 2002.
(4) The 7.25%, the 3.95%, the 4.00%, the 6.80% and the 6.20% notes represent unsecured securities under a trust indenture dated September 11, 2007.
(5) The 5.00%, the 3.55% and the 3.60% notes represent unsecured securities under a trust indenture dated December 21, 2009.
(6) Unwound interest rate swaps as at December 31, 2017 was less than $1 million.

During the year ended December 31, 2017, the Company had a net cumulative long-term debt issuance of $385 million (2016 – net cumulative long-term debt repayments of $768 million) towards the Company’s long-term debt.
Credit Facilities
On November 30, 2017, the maturity date for one of the Company's $2.0 billion revolving syndicated credit facility, previously set to expire on June 19, 2018, was extended to June 19, 2022.
As at December 31, 2017 the covenant under the Company's syndicated credit facilities was a debt to capital covenant, calculated as total debt (long-term debt including long-term debt due within one year and short-term debt) and certain adjusting items specified in the agreement divided by total debt, shareholders' equity and certain adjusting items specified in the agreement. This covenant is used to assess the Company's financial strength. If the Company does not comply with the covenants under the syndicated credit facilities, there is the risk that repayment could be accelerated. The Company was in compliance with the syndicated credit facility covenants at December 31, 2017, and assessed the risk of non-compliance to be low. As at December 31, 2017, the Company had no borrowings under its $2.0 billion facility expiring March 9, 2020 (December 31, 2016 – no borrowings) and no borrowings under its $2.0 billion facility expiring June 19, 2022 (December 31, 2016 – no borrowings).
There continues to be no difference between the terms of these facilities, other than their maturity dates. Interest payable is based on Bankers’ Acceptance, CAD Prime Rate, U.S. LIBOR, or U.S. Base Rates, depending on the borrowing option selected and credit ratings assigned by certain credit rating agencies to the Company’s rated senior unsecured debt.
Notes
On November 15, 2016, the Company repaid the maturing 7.55 percent notes issued under a trust indenture dated October 31, 1996. The amount paid to noteholders was $280 million, including $10 million of interest.
On March 10, 2017, the Company issued $750 million of 3.60 percent notes due March 10, 2027. This was completed by way of a prospectus supplement dated March 7, 2017, to the Company's universal short form base shelf prospectus dated February 23, 2015 (the "2015 Canadian Shelf Prospectus"). The notes are redeemable at the option of the Company at any time, subject to a make-whole premium unless the notes are redeemed in the three month period prior to maturity. Interest is payable semi-annually on March 10 and September 10 of each year, beginning September 10, 2017. The notes are unsecured and unsubordinated and rank equally with all of the Company’s other unsecured and unsubordinated indebtedness.
On March 30, 2017, the Company filed a universal short form base shelf prospectus (the "2017 Canadian Shelf Prospectus") with applicable securities regulators in each of the provinces of Canada that enables the Company to offer up to $3.0 billion of common shares, preferred shares, debt securities, subscription receipts, warrants and other units in Canada up to and including April 30, 2019. The 2017 Canadian Shelf Prospectus replaces the 2015 Canadian Shelf Prospectus, which expired on March 23, 2017.
On September 15, 2017, the Company repaid the maturing 6.20 percent notes issued under a trust indenture dated September 11, 2007. The amount paid to note holders was $365 million, including $11 million of interest.
At December 31, 2017, the Company had unused capacity of $3.0 billion under its 2017 Canadian Shelf Prospectus and US$3.0 billion under its 2015 U.S. Shelf Prospectus and related U.S. registration statement.
On January 29, 2018, the Company filed a universal short form base shelf prospectus (the ”2018 U.S. Shelf Prospectus”) with the Alberta Securities Commission. On January 30, 2018, the Company's related U.S. registration statement with the SEC containing the 2018 U.S. Shelf Prospectus became effective which enables the Company to offer up to US$3.0 billion of debt securities, common shares, preferred shares, subscription receipts, warrants and units of the Company in the U.S. up to and including February 29, 2020. During the 25-month period that the 2018 U.S. Shelf Prospectus and the related U.S registration statement are effective, securities may be offered in amounts, at prices and on terms set forth in a prospectus supplement. The 2018 U.S. Shelf Prospectus replaced the 2015 U.S. Shelf Prospectus.
The Company's notes, credit facilities and short-term lines of credit rank equally in right of payment.
Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities

	Liabilities
($ millions)	Short-term debt	Long-term debt due within one year	Long-term debt	Other long-term liabilities
December 31, 2016	200	403	4,736	1,020
Changes from financing cash flows
Long-term debt issuance	—	—	750	—
Long-term debt repayment	—	(365)	—	—
Debt issue costs	—	—	(6)	—
Other	—	—	—	18
Total change from financing cash flows	—	(365)	744	18
Other changes - liability-related
Foreign exchange	—	(38)	—	(28)
Fair value changes	—	—	—	3
Addition of finance lease obligations	—	—	—	269
Payment of finance lease obligations	—	—	—	(29)
Deferred revenue	—	—	—	(16)
Amortization of debt issuance costs	—	—	3	—
Foreign exchange recognized in OCI	—	—	(243)	—
Total other changes - liability related	—	(38)	(240)	199
December 31, 2017	200	—	5,240	1,237